Average Annual Total Returns - AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.86%	8.30%	7.20%	18.40%	15.21%	13.87%	15.63%	11.24%	9.82%